Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable and Related Allowance for Doubtful Accounts

Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Loans	729,464	2,571,527
Allowance for loan losses	(47,670)	(240,419)

Loans receivable, net	681,794	2,331,108

Schedule of Allowance for Loan Losses

The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2016, 2017 and 2018.

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Beginning balance	5,912	1,084	47,670
Current period provision	44,178	65,299	204,442
Current period reversal	(9,473)	(18,713)	(11,693)
Release upon derecognition of loans receivable associated with a disposed subsidiary	(23,250)	—	—
Release upon disposal of loans receivable	(16,283)	—	—

Ending balance	1,084	47,670	240,419

Schedule of Aging of Loans

The following table sets forth the aging of loans as of December 31, 2017 and December 31, 2018:

	1-89 days past due	90 days or more past due	Total past due	Current	Total loans
December 31, 2017	31,308	8,381	39,689	689,775	729,464

December 31, 2018	59,685	191,990	251,675	2,319,852	2,571,527

Schedule of Total Assets, Liabilities, Results of Operations and Cash Flows of Trusts

The following table sets forth the total assets, liabilities, results of operations and cash flows of the above trusts, which are included in the Group’s consolidated financial statements.

	As of December 31,
	2017	2018
	RMB	RMB
Restricted cash	44,775	303,667
Accounts receivable	10,000	—
Loans receivable	647,793	2,507,878

Total assets	702,568	2,811,545

Funds payable to investors of consolidated trusts	736,963	2,808,506
Taxes payable	—	3,039
Accrued expenses and other liabilities	10,000	—

Total liabilities	746,963	2,811,545

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenue	(673)	(28,372)	(164,082)
Net loss	(743)	(44,396)	—

Net cash provided by (used in) operating activities	972	(16,024)	(18,008)
Net cash used in investing activities	(29,289)	(615,971)	(1,624,784)
Net cash provided by financing activities	29,433	675,654	1,901,684
Net increase in cash, cash equivalents and restricted cash	1,116	43,659	258,892
Cash, cash equivalents and restricted cash at beginning of year	—	1,116	44,775

Cash, cash equivalents and restricted cash at end of period	1,116	44,775	303,667

Accounts Receivable [Member]
Accounts Receivable and Related Allowance for Doubtful Accounts

The following table presents the accounts receivable as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	17,773	935,195
Allowance for doubtful accounts	—	(123,153)

Accounts receivable, net	17,773	812,042

Schedule of Aging of Loans

The following table presents the aging of past-due accounts receivable as of December 31, 2017 and 2018:

	1-89 days past due	90 days or more past due	Total	Current

December 31, 2017	—	—	17,773	17,773

December 31, 2018	42,965	102,100	935,195	790,130